Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share

EURm	2025	2024	2023
Profit or loss attributable to equity holders of the parent
Continuing operations	629	1 704	635
Discontinued operations	22	(427)	30
Profit for the year	651	1 277	665

Number of shares (000s)
Weighted average number of shares outstanding	5 415 876	5 475 817	5 549 468
Effect of potentially dilutive shares
Performance shares	12 905	1 118	8 190
Restricted shares and other(1)	74 001	53 668	28 265
Total effect of potentially dilutive shares	86 906	54 786	36 455
Adjusted weighted average number of shares	5 502 782	5 530 603	5 585 923
(1)Includes the matching shares related to the employee share purchase plan.

Earnings per share, EUR
Basic earnings per share
Continuing operations	0.12	0.31	0.11
Discontinued operations	0.00	(0.08)	0.01
Profit for the year	0.12	0.23	0.12
Diluted earnings per share
Continuing operations	0.11	0.31	0.11
Discontinued operations	0.00	(0.08)	0.01
Profit for the year	0.12	0.23	0.12